CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Shares to be issued	Warrants	Broker warrants	Contributed surplus	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total
Beginning Balance at Dec. 31, 2020	€ 62,304	€ 22,608	€ 1,642	€ 399	€ 14,325	€ (61,231)	€ (150)	€ 39,897
Shares to be issued upon completion of Oryx earn-out	22,000	(22,000)
Shares issued upon completion of private placement, net of issuance costs	1,918	(608)						1,310
Shares to be issued as deferred consideration		13,746						13,746
Exercise of restricted share units	267				(267)
Exercise of stock options	983				(347)			636
Exercise of warrants	11,916		(1,831)					10,085
Expiry of warrants			(7)		7
Exercise of broker warrants	897		€ 196	(361)				732
Share-based compensation					4,667			4,667
Net loss for the year						(7,512)		(7,512)
Other comprehensive income							2,634	2,634
Ending Balance at Dec. 31, 2021	100,285	13,746		38	18,385	(68,743)	2,484	66,195
Shares issued as consideration	1,426							1,426
Shares issued as deferred consideration	6,764	(6,764)						6,764
Exercise of deferred share units	1,407				(1,407)
Exercise of stock options	20				(6)			14
Share-based compensation					3,773			3,773
Net loss for the year						(3,484)		(3,484)
Other comprehensive income							1,610	1,610
Ending Balance at Dec. 31, 2022	€ 109,902	€ 6,982		€ 38	€ 20,745	€ (72,227)	€ 4,094	€ 69,534